Note 8 – Liability for Equity-Linked Financial Instruments (Details) - USD ($)	12 Months Ended			72 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2014	Dec. 31, 2010
Note 8 – Liability for Equity-Linked Financial Instruments (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			63.00%	59.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in Dollars per share)			$ 34.50
Share Price (in Dollars per share)			$ 26.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.37%
Share Price Reduction			$ 37.50		$ 16.50
Decrease In Equity Caused By Adoption of ASC 815 [Member]
Note 8 – Liability for Equity-Linked Financial Instruments (Details) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			479,910
Decrease In Additional Paid In Capital Caused By Adoption Of ASC 815 [Member]
Note 8 – Liability for Equity-Linked Financial Instruments (Details) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			486,564
Increase In Retained Earnings Caused By Adoption Of ASC 815 [Member]
Note 8 – Liability for Equity-Linked Financial Instruments (Details) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			6,654
Increase In Liabilities Caused By Adoption Of ASC 815 [Member]
Note 8 – Liability for Equity-Linked Financial Instruments (Details) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			$ 479,910
Derivative Liability		$ 0		$ 0